Consolidated Statement of Other Comprehensive Income - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Consolidated Statement of Other Comprehensive Income [Abstract]
Profit for the year	S/ 57,894	S/ 132,047	S/ 75,146
Other comprehensive income to not be reclassified to profit or loss in subsequent periods:
Change in fair value of financial instruments designated at fair value through other comprehensive income	(17,532)	(8,659)	5,677
Impairment of the investment in financial instruments designated at fair value through other comprehensive income
Deferred income tax	5,172	2,554	(1,675)
Other comprehensive income to be reclassified to profit or loss in subsequent periods:
Transfer to profit or loss of the year of net loss on settlement of derivate financial statements			34,887
Transfer to profit or loss of the net loss on derivate financial statements that changed to trading condition			4,275
Net loss (net gain) on cash flows hedges	(1,652)	(2,556)	201
Deferred income tax	487	754	(11,612)
Other comprehensive income for the year, net of income tax	(13,525)	(7,907)	31,753
Total comprehensive income for the year, net of income tax	44,369	124,140	106,899
Total comprehensive income attributable to:
Equity holders of the parent	44,369	124,140	108,452
Non-controlling interests			(1,553)
Total comprehensive income	S/ 44,369	S/ 124,140	S/ 106,899